Exhibit 99.1

Santander Drive Auto Receivables Trust 2021-4

Class A-1 0.16802% Asset Backed Notes

Class A-2 0.37% Asset Backed Notes

Class A-3 0.51% Asset Backed Notes

Class B 0.88% Asset Backed Notes

Class C 1.26% Asset Backed Notes

Class D 1.67% Asset Backed Notes

Class E 4.03% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Santander Drive Auto Receivables Trust 2021-4, as Issuer, Santander Consumer USA Inc. as Servicer, Santander Drive Auto Receivables LLC, as Seller, and Citibank, National Association, as Indenture Trustee, dated as of October 27, 2021. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Collection Period Beginning:	05/01/2023
Collection Period Ending:	05/31/2023
Previous Payment/Close Date:	05/15/2023
Payment Date	06/15/2023
Days of Interest for Period:	31
Days in Collection Period:	31
Months Seasoned:	20

				Original
Purchases	Units	Cut-off Date	Closing Date	Pool Balance
Initial Purchase	89,465	09/30/2021	10/27/2021	2,098,958,577.81

Total	89,465			2,098,958,577.81

I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance										{1}	961,937,685.69

{2} Payments Received									{2}	31,351,703.36
{3} Repurchased Receivables									{3}	54,121.66
{4} Defaulted Receivables									{4}	9,275,606.25
{5} Cram Down Losses and Other Principal Adjustments									{5}	(211,351.29)
{6} Other Receivables adjustments									{6}	—

{7} Total Principal distributable amount										{7}	40,470,079.98

{8} End of period aggregate Principal Balance										{8}	921,467,605.71

{9} Pool Factor										{9}	0.439012

II. NOTE BALANCE CALCULATION

				Class A-1	Class A-2	Class A-3	Class B	Class C	Class D	Class E	Total
{10} Original Note Balance			{10}	222,400,000.00	543,100,000.00	292,370,000.00	288,610,000.00	243,480,000.00	241,380,000.00	131,180,000.00	1,962,520,000.00

{11} Beginning of period Note Balance			{11}	—	—	—	213,409,850.02	243,480,000.00	241,380,000.00	131,180,000.00	829,449,850.02
{12} First Allocation of Principal			{12}	—	—	—	—	—	—	—	—
{13} Second Allocation of Principal			{13}	—	—	—	—	—	—	—	—
{14} Third Allocation of Principal			{14}	—	—	—	—	—	—	—	—
{15} Fourth Allocation of Principal			{15}	—	—	—	—	—	—	—	—
{16} Fifth Allocation of Principal			{16}	—	—	—	—	—	—	—	—
{17} Regular Allocation of Principal			{17}	—	—	—	36,220,721.58	—	—	—	36,220,721.58
{18} Optional Purchase payment			{18}	—	—	—	—	—	—	—	—
{19} End of period Note Balance			{19}	—	—	—	177,189,128.44	243,480,000.00	241,380,000.00	131,180,000.00	793,229,128.44
{20} Note Pool Factors			{20}	—	—	—	0.613940	1.000000	1.000000	1.000000	0.404189
{21} Principal payment per $1,000			{21}	—	—	—	125.50	—	—	—	18.46

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{22} Principal Payments Received									{22}	31,351,703.36
{23} Net Liquidation Proceeds									{23}	6,434,407.29
{24} Principal on Repurchased Receivables									{24}	54,121.66
{25} Interest on Repurchased Receivables									{25}	341.91
{26} Interest collected on Receivables									{26}	10,674,409.60
{27} Other amounts received									{27}	39,593.96
{28} Optional Purchase Price									{28}	—
{29} Reserve Account Excess Amount									{29}	—
{30} Reserve Account Draw Amount									{30}	—

{31} Total Available Funds										{31}	48,554,577.78

Distributions
{32} Indenture Trustee Fee									{32}	—
{33} Owner Trustee Fee									{33}	—
{34} Asset Representations Reviewer Fee									{34}	—

Servicing Fee

	Calculated Fee	Carryover Shortfall	Change from prior period	Total
{35}	2,404,844.21	—	—	2,404,844.21					{35}	2,404,844.21

Class A Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{36}	Class A-1	—	0.16802%	31	ACT/360	—			{36}	—
{37}	Class A-2	—	0.37%	30	30 / 360	—			{37}	—
{38}	Class A-3	—	0.51%	30	30 / 360	—			{38}	—

Class A Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{39}	Class A-1	—	—	—					{39}	—
{40}	Class A-2	—	—	—					{40}	—
{41}	Class A-3	—	—	—					{41}	—

{42} First Allocation of Principal									{42}	—

Class B Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{43}	Class B	213,409,850.02	0.88%	30	30 / 360	156,500.56			{43}	156,500.56

Class B Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{44}	Class B	—	—	—					{44}	—

{45} Second Allocation of Principal									{45}	—

Class C Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{46}	Class C	243,480,000.00	1.26%	30	30 / 360	255,654.00			{46}	255,654.00

Class C Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{47}	Class C	—	—	—					{47}	—

{48} Third Allocation of Principal									{48}	—

Class D Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{49}	Class D	241,380,000.00	1.67%	30	30 / 360	335,920.50			{49}	335,920.50

Class D Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{50}	Class D	—	—	—					{50}	—

{51} Fourth Allocation of Principal									{51}	—

Class E Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{52}	Class E	131,180,000.00	4.03%	30	30 / 360	440,546.17			{52}	440,546.17

Class E Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{53}	Class E	—	—	—					{53}	—

{54} Fifth Allocation of Principal									{54}	—

{55} Reserve Account deposit									{55}	—
{56} Regular Allocation of Principal									{56}	36,220,721.58
{57} Optional Purchase Amount									{57}	—
{58} Distribution to Residual Interestholder									{58}	8,740,390.76

{59} Total Distribution Amount										{59}	48,554,577.78

IV. RECONCILIATION OF RESERVE ACCOUNT

{60} Beginning of period Reserve Account balance							{60}	20,989,585.78
{61} Deposit to Reserve Account							{61}	—
{62} Release from Reserve Account							{62}	—

{63} End of period Reserve Account balance										{63}	20,989,585.78

{64} Specified Reserve Account Balance (1.00% of the Pool Balance as of the Cut-Off Date)										{64}	20,989,585.78
{65} Change in Reserve Account balance from prior period										{65}	—

V. OVERCOLLATERALIZATION

{66} Targeted Overcollateralization equal to the sum of:										{66}	128,238,477.27
{67} (a) 10.50% of the Principal Balance of the Receivables at the end of the Collection Period and									{67}	96,754,098.60
{68} (b) 1.50% of the Principal Balance of the Receivables as of the Cut-off Date									{68}	31,484,378.67

{69} End of period Principal Balance of the Receivables										{69}	921,467,605.71
{70} End of period Note Balance										{70}	793,229,128.44
{71} Overcollateralization amount at the end of the Collection Period										{71}	128,238,477.27
{72} Overcollateralization % at the end of the Collection Period										{72}	13.92%

VI. STATISTICAL DATA

									Original	Previous	Current
{73} Principal Balance of the Receivables								{73}	2,098,958,577.81	961,937,685.69	921,467,605.71
{74} Weighted average coupon of the Receivables								{74}	14.58%	14.10%	14.07%
{75} Weighted average original term of the Receivables								{75}	71.25	71.40	71.42
{76} Weighted average remaining term of the Receivables								{76}	66.74	50.68	49.84
{77} Number of Receivables								{77}	89,465	48,383	46,784

VII. DELINQUENCY

									Units	Dollars	Percentage
Receivables with Scheduled Payment Delinquent
{78} 31-60 days								{78}	4,300	88,670,583.24	9.62%
{79} 61-90 days								{79}	1,696	34,936,781.92	3.79%
{80} 91-120 days								{80}	581	11,221,119.19	1.22%
{81} 121 + days delinquent								{81}	—	—	0.00%
{82} Total								{82}	6,577	134,828,484.35	14.63%

{83} Aggregate Principal Balance of 60 Day Delinquent Receivables (all Receivables that are 60 or more days delinquent as of End of Collection Period)										{83}	49,646,180.84
{84} Delinquency Percentage as of the End of the Collection Period										{84}	5.39%
{85} Delinquency Trigger										{85}	24.00%
{86} Delinquency Trigger Occurred										{86}	No

VIII. REPOSSESSION INVENTORY

										Units	Dollars
{87} Beginning of period Repossessed Inventory									{87}	581	13,083,842.76
{88} Vehicles Repossessed in current period									{88}	424	9,172,380.94
{89} Repossessed vehicles sold in current period									{89}	381	8,476,873.50
{90} Repossessed vehicles reinstated in current period									{90}	74	1,451,769.84
{91} Repossessed vehicle adjustment in current period									{91}	—	(7,941.91)
{92} End of period Repossessed Inventory									{92}	550	12,319,638.45

IX. CUMULATIVE NET LOSS RATIO

			Units (a)	Dollars (a)
{93} Receivables becoming Defaulted Receivables during period		{93}	455	9,275,606.25
{94} Cram Down Losses occurring during period		{94}	35	(211,351.29)
{95} Net Liquidation Proceeds collected during period		{95}	1,825	6,434,407.29
{96} Net losses during period		{96}		2,629,847.67
(a) Unit count represents # instances in period per loan per line item
		Net Loss for Period	Avg. Portfolio Balance (b)	Net Loss Ratio (c)
{97} Current Period Net Loss Ratio	{97}	2,629,847.67	941,702,645.70	0.28%

{98} Prior Period Net Loss Ratio	{98}	2,595,767.13	981,509,968.81	0.26%
{99} Second Prior Period Net Loss Ratio	{99}	1,734,309.88	1,023,705,459.23	0.17%
{100} Third Prior Period Net Loss Ratio	{100}	6,487,242.24	1,067,526,629.45	0.61%
{101} Rolling 3 prior month average Net Loss Ratio	{101}			0.35%
(b) Average Portfolio Balance calculated using (Beginning of Period Aggregate Balance + End of Period Aggregate Balance)/2
(c) Net Loss Ratio calculated using Net Loss for Period/Average Portfolio Balance for Period

{102} Cumulative Net losses since Cut-off Date (beginning of period)			{102}	111,760,261.08
{103} Net losses during period			{103}	2,629,847.67
{104} Other Adjustments			{104}	—
{105} Cumulative Net losses since Cut-off Date (end of period)			{105}	114,390,108.75

{106} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)			{106}	5.45%

X. CREDIT RISK RETENTION

On the Closing Date, Santander Consumer or a wholly-owned special purpose subsidiary of Santander Consumer retained a portion of the aggregate Percentage Interests of the Certificates (a) in order to satisfy the obligations of Santander Consumer under the requirements of the SEC’s credit risk retention rules 17 C.F.R. Part 246 (“Regulation RR”), (b) in order to enable compliance by affected institutional investors with certain provisions of Articles 5 and 6 of Regulation (EU) 2017/2402 of the European Parliament and of the Council of December 12, 2017 (the “EU Securitization Regulation”) and all relevant implementing regulations in relation thereto, all regulatory technical standards and implementing technical standards in relation thereto or applicable in relation thereto pursuant to any transitional arrangements made pursuant to the EU Securitization Regulation and, in each case, any relevant guidance published in relation thereto (collectively, together with the EU Securitization Regulation, the “EU SR Rules”), each as in effect and applicable on the Closing Date, and (c) in order to enable compliance by affected institutional investors with certain provisions of Articles 5 and 6 of the EU Securitization Regulation as it forms part of UK domestic law by operation of the European Withdrawal Act 2018 (as amended, “EUWA”) and as amended by the Securitisation (Amendment) (EU Exit) Regulations 2019 (the “UK Securitization Regulation”) and (i) all applicable binding technical standards made under the UK Securitization Regulation, (ii) any EU regulatory technical standards or implementing technical standards relating to the EU Securitization Regulation forming part of UK domestic law by operation of the EUWA, (iii) all relevant guidance, policy statements or directions relating to the application of the UK Securitization Regulation (or any binding technical standards) published by the Financial Conduct Authority and/or the Prudential Regulation Authority (or their successors), (iv) any guidelines relating to the application of the EU Securitization Regulation which are applicable in the UK, (v) any other transitional, saving or other provision relevant to the UK Securitization Regulation by virtue of operation of the EUWA and (vi) any other applicable laws, acts, statutory instruments, rules, guidance or policy statements published or enacted relating to the UK Securitization Regulation (collectively, together with the UK Securitization Regulation, the “UK SR Rules”), each as in effect and applicable on the Closing Date. The portion of the Certificates being retained to satisfy the requirements of Regulation RR, the EU SR Rules and the UK SR Rules is referred to herein as the “Retained Interest.”

As of the last day of the period covered by this report the depositor or another wholly-owned special purpose subsidiary of Santander Consumer continues to retain the Retained Interest in accordance with Regulation RR and Santander Consumer continues to hold indirectly the Retained Interest for purposes of the EU SR Rules and the UK SR Rules.

The depositor and its affiliates pledge retained securities as collateral for loans, repurchase agreements or other financing transactions from time to time. However, Santander Consumer has not transferred or hedged the Retained Interest except as permitted under Regulation RR, those EU SR Rules and those UK SR Rules.

Santander Consumer has not changed the manner in which it retains the Retained Interest, except in accordance with Regulation RR, those EU SR Rules and those UK SR Rules.

There was no material change in Santander Consumer’s, or an affiliate of Santander Consumer’s, interest in any securities issued by the issuer resulting from the purchase, sale or other acquisition or disposition of securities between the Closing Date and the last day of the period covered by this report.

No assets securitized by Santander Consumer USA Inc. (the “Securitizer”) and held by Santander Drive Auto Receivables Trust 2021-4 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the current monthly distribution period. Please refer to the Form ABS-15G filed by the Securitizer on January 31, 2023 for additional information. The CIK number of the Securitizer is 0001540151.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Consumer USA Inc., as Servicer

By:	/s/ Mark McCastlain
Name:	Mark McCastlain
Title:	Senior Vice President, Treasury
Date:	June 12, 2023

Santander Drive Auto Receivables Trust (SDART)

Customer Extensions

Collection Period Ending: May 31, 2023

		Beginning	End of period aggregate
	End of period aggregate	Number of	Principal Balance of	Number of	Extension
Transaction Name	Principal Balance	Receivables	Extended Loans	Extended Loans	Rate (1)
SDART 2019-2	138,148,390.00	14,479	1,178,665.27	99	0.85%
SDART 2019-3	144,988,441.25	14,572	1,280,437.39	93	0.88%
SDART 2020-1	231,148,260.93	19,345	2,349,233.28	150	1.02%
SDART 2020-2	341,045,532.91	28,068	2,885,687.24	205	0.85%
SDART 2020-3	507,554,848.74	37,774	5,532,111.93	337	1.09%
SDART 2020-4	453,843,361.99	30,427	4,973,212.39	287	1.10%
SDART 2021-1	630,034,041.61	41,202	7,053,552.90	387	1.12%
SDART 2021-2	782,924,874.69	49,508	9,648,081.89	500	1.23%
SDART 2021-3	1,038,329,164.69	63,593	14,781,087.56	743	1.42%
SDART 2021-4	921,467,605.71	48,383	13,907,212.05	624	1.51%
SDART 2022-1	965,628,175.74	49,895	15,500,432.97	655	1.61%
SDART 2022-2	1,213,676,455.27	60,908	20,192,270.66	857	1.66%
SDART 2022-3	1,061,984,466.90	54,239	17,895,886.35	768	1.69%
SDART 2022-4	1,348,775,915.36	63,281	29,022,398.93	1,136	2.15%
SDART 2022-5	1,589,874,581.46	72,197	34,912,900.74	1,329	2.20%
SDART 2022-6	1,574,801,772.00	65,059	24,903,267.40	898	1.58%
SDART 2022-7	853,106,387.97	42,032	2,263,892.08	145	0.27%
SDART 2023-1	1,217,878,010.86	59,507	2,347,193.26	163	0.19%
SDART 2023-2	1,504,773,076.47	66,619	1,015,408.71	86	0.07%

(1)	End of period aggregate Principal Balance of Extended Loans as a percentage of End of period aggregate Principal Balance